UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21233

PARADIGM FUNDS (Exact name of registrant as specified in charter)

Nine Elk Street, Albany, NY	12207-1002
(Address of principal executive offices)	(Zip code)

Robert A. Benton Nine Elk Street, Albany, NY 12207-1002 (Name and address of agent for service)

Registrant's telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.

Item 1. Report to Stockholders.

Paradigm Funds

Paradigm Value Fund
Paradigm Select Fund
Paradigm Micro-Cap Fund
For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT
June 30, 2021

Table of Contents

PARADIGM FUNDS

Letter to Shareholders	2
Sector Allocation	4
Performance Information	6
Schedules of Investments	9
Statements of Assets and Liabilities	18
Statements of Operations	18
Statements of Changes in Net Assets	20
Financial Highlights	22

NOTES TO FINANCIAL STATEMENTS	24

DISCLOSURE OF EXPENSES	30

ADDITIONAL INFORMATION	32

2021 Semi-Annual Report 1

Letter to Shareholders

Dear Fellow Shareholders:

As we have observed the broadly positive equity market performance for the first half of 2021, it would appear that the markets have remained impervious to the many unknowns and uncertainties in the both the economy and public health arenas. While it seems safe to say that July of 2021 versus July of 2020 is a far better place to be, it also seems hard to reconcile the reality that most people would not have imagined we would be 18 months into a global pandemic that continues to roil events and lives globally-whether via additional variant waves of the virus itself, regional lockdowns, still-unvaccinated populations, or complex and costly supply chain disruptions.

In our year-end letter, we had cited the fourth-quarter rebound of Value versus Growth in the equity markets, a trend that continued into the first quarter of 2021. In the second quarter of 2021, however, Value relinquished much of the prior six months’ gains, particularly in the larger market capitalization indices. In fact, the only two Russell indices that showed Value still outperforming Growth in the second quarter were the Russell 2000 and Microcap indices, its two smallest market capitalization indices. While Value still shows outperformance on a six- and trailing twelve-month basis, this will be a scrutinized dynamic looking ahead. On the trailing twelve-month basis, Growth and Value subsets continue to converge closer to the overall blended index returns. On a trailing three-year basis however, Growth has further widened its lead, outperforming Value by a differential of approximately 500 basis points (for the Russell Microcap and 2000 indices) up to 1,200-1,300 basis points for the larger-cap Russell indices.

From a US macro view, the economy continues to gain strength as it recovers from the many shocks of 2020. The most recent employment data for the month of June showed a marked improvement in terms of new jobs added (a better-than-expected 850,000, led by recoveries in the leisure and hospitality industries), although the unemployment rate ticked up slightly, to 5.9% . However, given that unemployment at this time a year ago stood at 11.1%, this is a comparatively healthy recovery. Wage growth also improved, as employers struggle to find available labor in many industries. As always the corresponding response to these economic improvements is concern about the Federal Reserve’s monetary policy and the timing of an eventual increase in interest rates. While the Institute for Supply Management (“ISM”) Manufacturing data showed some deceleration in June, it still remains solidly in expansionary territory at 60.6. The ISM Services data grew sharply in June, to 57.1 from 45.4, its largest-ever gain in its history.

While we are appreciative of the market’s robust recovery over the past year-plus, many unknowns and uncertainties remain at the forefront of investors’ minds. It is not the fundamentals of the economy that most concern us now, as it is clear to all that demand remains strong across end markets. Anyone who has attempted to purchase a car, refrigerator, furniture or otherwise, is well aware that delivery times are often a matter of weeks at best, if not months. From a service sector view, business activity levels have accelerated, especially within the hospitality, retail and travel industries. Inflation, commodity costs, and supply chain disruptions have all factored into the evolving landscape of 2021. Inflation and the Fed’s resulting tapering trajectory will remain a key area of focus for the markets over the balance of 2021, especially with the most recent June Consumer Price Index increasing to an annualized rate of 5.4% .

Among the many unknowns as we exit this period are the markets themselves. The last time we exited a global pandemic was a century ago and many things have changed since then, not least the equity markets. Moreover, there is the incremental factor of the recent increase in new investors, driven by the rise of no-fee trading and apps such as Robinhood, offering unprecedented access to stock investing. With so many new participants and vehicles providing market access, any downturn could have rippling ramifications affecting liquidity and volatility across investor bases. These risks are difficult to quantify, but we do believe they exist.

Given the above, we are adhering to our philosophy of owning quality companies with strong free cash flows and long-term strategic visions. While this stance may seem mundane, this approach has served us well and we believe it should continue to add value over time. A year ago, companies were focused on what they could control in a very uncertain world environment, adding liquidity and flexibility to their balance sheets and capital structures. While there could be temporary bumps in the road for some companies, we have rigorously reviewed our individual holdings and investment process. Our long-term horizon and portfolio of companies that maintain leading market positions, high barriers to entry, and superior management teams, gives us comfort in their ability to grow their businesses despite the immediate unknowns.

Paradigm Value Fund

The Paradigm Value Fund increased 25.65% in the first half of 2021, compared to a 26.69% increase for its benchmark, the Russell 2000 Value Index. Since inception (January 1, 2003) on an annualized basis, the Fund has returned 13.94%, compared to 10.61% for the benchmark.

From a sector-specific perspective, the Information Technology sector accounted for the greatest contribution to performance in the first half of 2021. Portfolio holdings in the Semiconductor

2021 Semi-Annual Report 2

Equipment industry were an especially strong subset, reflecting continued tailwinds from robust demand across end markets. Moreover, the current global semiconductor chip shortage has highlighted the need for increased capacity, and thus increased investment in capital equipment across the semiconductor manufacturing landscape. Positive performance for holdings in the Consumer Discretionary, Industrials and Materials sectors also were meaningful contributors to first-half performance. Given the broad strength in returns across sectors, there were no sector detractors to performance in the first half of the year.

Paradigm Select Fund

The Paradigm Select Fund increased 20.56% in the first half of 2021, compared to an increase of 16.97% for its benchmark, the Russell 2500 Index. Since inception (January 1, 2005) on an annualized basis, the Fund has returned 11.47% compared to 10.20% for the benchmark.

Strong stock selection made the Information Technology sector the top contributor in the first half of 2021. The Semiconductor Equipment industry was an especially strong subset, reflecting robust demand amidst the current global semiconductor chip shortage. This widespread shortage has highlighted the need for increased capacity, and thus increased investment in capital equipment. The Industrials and Consumer Discretionary sectors also contributed to performance, particularly in the Commercial & Professional Services and Specialty Retail industries, respectively. Given the broad-based strength in the equity markets, there were no sector detractors to performance in the first half of the year.

Paradigm Micro-Cap Fund

The Paradigm Micro-Cap Fund increased 26.13% in the first half of 2021, compared to an increase of 29.02% for its benchmark, the Russell Microcap Index. Since inception (January 1, 2008) on an annualized basis, the Fund has returned 11.87%, compared to 9.68% for the benchmark.

The Information Technology sector was the top contributor in the first half of 2021, driven by strong performance in the Semiconductor Equipment and the Communications Equipment industries. These industries have benefited from strong demand across existing end markets, as well as multi-year network infrastructure investments and broadband funding initiatives. The Health Care and Consumer Discretionary sectors also contributed to performance, with particularly strong returns in the Health Care Equipment and Specialty Retail industries, respectively. There were no sector detractors to performance in the first half of the year.

Candace King Weir President and Chief Investment Officer Paradigm Funds Advisor LLC	Amelia F. Weir Senior Vice President Paradigm Funds Advisor LLC

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume that all dividends and distributions were reinvested and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance may be lower or higher that the performance data quoted. Statements concerning financial market trends are based on current market conditions, which will fluctuate. Any statements of opinion constitute only current opinions of Paradigm Funds Advisor LLC which are subject to change. Investment in the Funds involves a risk of loss. The Russell 2000 Value Index, Russell 2500 Index and Russell Microcap Index are U.S. equity indices. These indices are included for informational purposes only and may not be representative of the type of investments made by the Funds. References made to these indices are for comparative purposes only. To obtain performance data current to the most recent month end, please call 1-800-239-0732 or visit our website at www.paradigm-funds.com. The prospectus should be read carefully before investing.

2021 Semi-Annual Report 3

Paradigm Funds (Unaudited)

     PARADIGM VALUE FUND
Sector Allocation as of June 30, 2021
(As a Percentage of Equity Securities Held)

     PARADIGM SELECT FUND
Sector Allocation as of June 30, 2021
(As a Percentage of Equity Securities Held)

2021 Semi-Annual Report 4

Paradigm Funds (Unaudited)

     PARADIGM MICRO-CAP FUND
Sector Allocation as of June 30, 2021
(As a Percentage of Equity Securities Held)

2021 Semi-Annual Report 5

Paradigm Value Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for the Periods Ended June 30, 2021.

June 30, 2021 NAV $70.73

	1 Year(A)	3 Year(A)	5 Year(A)	10 Year(A)
Paradigm Value Fund	77.16%	17.08%	19.55%	11.57%
Russell 2000® Value Index(B)	73.28%	10.27%	13.62%	10.85%

(A) 1 Year, 3 Year, 5 Year and 10 Year returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Value Fund was January 1, 2003.

(B) The Russell 2000® Value Index (whose composition is different from the Fund) is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks. Investors cannot invest directly in an index.

For purposes of the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s Total Annual Operating Expense Ratio is 1.51% . The Total Annual Operating Expense Ratio may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights only include the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds. Shares redeemed within 90 days of purchase are subject to a 2.00% redemption fee.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2021 Semi-Annual Report 6

Paradigm Select Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for the Periods Ended June 30, 2021.

June 30, 2021 NAV $68.37

	1 Year(A)	3 Year(A)	5 Year(A)	10 Year(A)
Paradigm Select Fund	63.78%	21.73%	20.79%	13.81%
Russell 2500® Index(B)	57.79%	15.24%	16.35%	12.86%

(A) 1 Year, 3 Year, 5 Year and 10 Year returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Select Fund was January 1, 2005.

(B) The Russell 2500® Index (whose composition is different from the Fund) measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “mid” cap. The Russell 2500 Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership. Investors cannot invest directly in an index.

For purposes of the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s Total Annual Operating Expense Ratio (before any fee waiver) is 1.51%, and 1.16% post waiver. The Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in Acquired Funds) at 1.15% of its average daily net assets through April 30, 2022. The Total Annual Operating Expense Ratio may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights only include the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds. Shares redeemed within 90 days of purchase are subject to a 2.00% redemption fee.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2021 Semi-Annual Report 7

Paradigm Micro-Cap Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for the Period Ended June 30, 2021.

June 30, 2021 NAV $54.40

	1 Year(A)	3 Year(A)	5 Year(A)	10 Year(A)
Paradigm Micro-Cap Fund	93.49%	20.99%	24.52%	14.95%
Russell Microcap® Index(B)	75.77%	14.47%	18.14%	13.06%

(A) 1 Year, 3 Year, 5 Year and 10 Year returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Paradigm Micro-Cap Fund was January 1, 2008.

(B) The Russell Microcap® Index measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap. The Russell Microcap Index is completely reconstituted annually to ensure larger stocks do not distort performance and characteristics of the true microcap opportunity set. Investors cannot invest directly in an index. Effective December 27, 2011 the Fund changed its investment strategy. Under normal circumstances, the Micro-Cap Fund invests at least 80% of its net assets in common stocks of U.S. micro-cap companies.

For purposes of the accompanying table, it is assumed that all dividends and distributions were reinvested.

Per the Fund’s most recent prospectus, the Fund’s Total Annual Operating Expense Ratio is 1.26% . The Total Annual Operating Expense Ratio may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights only include the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds. Shares redeemed within 90 days of purchase are subject to a 2.00% redemption fee.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-800-239-0732 OR VISIT OUR WEBSITE AT www.paradigm-funds.com.

2021 Semi-Annual Report 8

Paradigm Value Fund

		Schedule of Investments
		June 30, 2021 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Air Courier Services
55,000	Air Transport Services Group, Inc. *	$1,277,650	1.73%
Aircraft Parts & Auxiliary Equipment, NEC
10,000	Ducommun Incorporated *	545,600	0.74%
Communications Equipment, NEC
8,000	Lumentum Holdings Inc. *	656,240	0.89%
Communications Services, NEC
30,000	Calix, Inc. *	1,425,000	1.93%
Computer Communications Equipment
124,300	A10 Networks, Inc. *	1,399,618
150,000	Extreme Networks, Inc. *	1,674,000
		3,073,618	4.17%
Construction - Special Trade Contractors
76,800	Matrix Service Co. *	806,400	1.09%
Electrical Work
19,700	EMCOR Group Inc.	2,426,843	3.29%
Electronic Computers
6,000	Omnicell, Inc. *	908,700	1.23%
Industrial Organic Chemicals
21,700	Sensient Technologies Corporation	1,878,352	2.55%
Instruments for Measuring & Testing of Electricity & Electric Signals
10,000	Cohu, Inc. *	367,900	0.50%
Laboratory Analytical Instruments
13,500	PerkinElmer Inc.	2,084,535	2.82%
Measuring & Controlling Devices, NEC
10,000	Onto Innovation Inc. *	730,400	0.99%
Millwood, Veneer, Plywood, & Structural Wood Members
5,000	American Woodmark Corporation *	408,450
34,000	JELD-WEN Holding, Inc. *	892,840
		1,301,290	1.76%
Mining & Quarrying of Nonmetallic Minerals (No Fuels)
75,000	Summit Materials, Inc. - Class A *	2,613,750	3.54%
Motor Vehicle Parts & Accessories
20,000	Modine Manufacturing Company *	331,800	0.45%
National Commercial Banks
34,000	First Merchants Corporation	1,416,780
16,000	National Bank Holdings Corporation - Class A	603,840
		2,020,620	2.74%
Office Machines, NEC
40,000	Pitney Bowes Inc.	350,800	0.48%
Optical Instruments & Lenses
12,000	II-VI Incorporated *	871,080	1.18%
Orthopedic, Prosthetic & Surgical Appliances & Supplies
50,000	Invacare Corporation *	403,500	0.55%
Printed Circuit Boards
15,000	Jabil Circuit, Inc.	871,800	1.18%
Retail - Apparel & Accessory Stores
40,000	Tilly's, Inc. - Class A	639,200
10,000	Zumiez Inc. *	489,900
		1,129,100	1.53%
Retail - Catalog & Mail-Order Houses
7,000	Insight Enterprises, Inc. *	700,070	0.95%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 9

Paradigm Value Fund

		Schedule of Investments
		June 30, 2021 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Retail - Family Clothing Stores
67,600	American Eagle Outfitters, Inc.	$2,537,028	3.44%
Retail - Retail Stores, NEC
6,000	IAC/InterActiveCorp. *	925,020	1.25%
Retail - Shoe Stores
19,500	Designer Brands Inc. - Class A *	322,725
24,800	Foot Locker, Inc.	1,528,424
		1,851,149	2.51%
Semiconductors & Related Devices
10,000	FormFactor, Inc. *	364,600
56,700	Kulicke & Soffa Industries Inc. (Singapore)	3,470,040
7,588	Marvell Technology Group Ltd. (Bermuda)	442,608
20,000	MaxLinear, Inc. - Class A *	849,800
40,000	NeoPhotonics Corporation *	408,400
11,700	Qorvo, Inc. *	2,289,105
		7,824,553	10.60%
Services - Business Services, NEC
6,832	Concentrix Corporation *	1,098,586
135,000	Conduent Incorporated *	1,012,500
31,400	Tabula Rasa HealthCare, Inc. *	1,570,000
		3,681,086	4.99%
Services - Computer Integrated Systems Design
100,000	Ribbon Communications Inc. *	761,000	1.03%
Services - Computer Programming, Data Processing, Etc.
9,741	Vimeo, Inc. *	477,309	0.65%
Services - Help Supply Services
44,400	Kforce Inc.	2,794,092	3.79%
Services - Home Health Care Services
18,900	Addus HomeCare Corporation *	1,648,836	2.23%
Services - Hospitals
8,600	Magellan Health Services Inc. *	810,120	1.10%
Services - Management Services
30,000	R1 RCM Inc. *	667,200	0.90%
Services - Medical Laboratories
18,900	RadNet, Inc. *	636,741	0.86%
Services - Personal Services
9,850	Match Group, Inc. *	1,588,312	2.15%
Services - Skilled Nursing Care Facilities
10,000	The Ensign Group, Inc.	866,700	1.17%
Special Industry Machinery (No Metalworking Machinery)
3,500	Kadant Inc.	616,315	0.83%
Special Industry Machinery, NEC
28,100	Brooks Automation, Inc.	2,677,368
30,000	Veeco Instruments Inc. *	721,200
		3,398,568	4.61%
State Commercial Banks
21,000	Banner Corporation	1,138,410
5,000	Prosperity Bancshares, Inc.	359,000
35,000	Renasant Corporation	1,400,000
		2,897,410	3.93%
Telegraph & Other Message Communications
20,000	j2 Global, Inc. *	2,751,000	3.73%
Telephone & Telegraph Apparatus
6,000	Fabrinet (Thailand) *	575,220	0.78%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 10

Paradigm Value Fund

	Schedule of Investments
	June 30, 2021 (Unaudited)
Shares	Fair Value	% of Net Assets
COMMON STOCKS
Transportation Services
15,400 GATX Corp.	$1,362,438	1.85%
Water, Sewer, Pipeline, Comm & Power Line Construction
25,000 Primoris Services Corporation	735,750	1.00%
Wholesale - Computers & Peripheral Equipment & Software
10,832 SYNNEX Corporation	1,318,904	1.79%
Total for Common Stocks (Cost $24,658,019)	67,499,799	91.48%
REAL ESTATE INVESTMENT TRUSTS
11,650 Mid-America Apartment Communities Inc.	1,962,093
Total for Real Estate Investment Trusts (Cost $326,869)	1,962,093	2.66%
MONEY MARKET FUNDS
4,399,222 SEI Daily Income Trust Government Fund CL F 0.01% **	4,399,222	5.96%
Total for Money Market Funds (Cost $4,399,222)
Total Investment Securities	73,861,114	100.10%
(Cost $29,384,110)
Liabilities in Excess of Other Assets	(72,105)	-0.10%
Net Assets	$73,789,009	100.00%

** The Yield Rate shown represents the 7-day yield at June 30, 2021. The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 11

Paradigm Select Fund

			Schedule of Investments
			June 30, 2021 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Aircraft Parts & Auxiliary Equipment, NEC
20,000	Ducommun Incorporated *	$1,091,200	1.00%
Chemical & Allied Products
1,775	Innospec Inc.	160,833	0.15%
Communications Equipment, NEC
29,900	Lumentum Holdings Inc. *	2,452,697	2.24%
Construction - Special Trade Contractors
77,000	Matrix Service Co. *	808,500	0.74%
Electrical Work
21,500	EMCOR Group Inc.	2,648,585	2.42%
Electromedical & Electrotherapeutic Apparatus
13,900	Masimo Corporation *	3,370,055	3.08%
Fire, Marine & Casualty Insurance
6,450	American Financial Group Inc.	804,444	0.73%
General Industrial Machinery & Equipment
45,300	Rexnord Corporation *	2,266,812	2.07%
Industrial Instruments For Measurement, Display, and Control
18,600	MKS Instruments, Inc.	3,309,870	3.02%
Industrial Organic Chemicals
18,600	Sensient Technologies Corporation	1,610,016
4,350	Westlake Chemical Corp.	391,892
		2,001,908	1.83%
Instruments for Measurement & Testing of Electricity & Electric Signals
30,000	Cohu, Inc. *	1,103,700
30,000	Teradyne, Inc.	4,018,800
		5,122,500	4.68%
Laboratory Analytical Instruments
25,200	PerkinElmer Inc.	3,891,132	3.55%
Measuring & Controlling Devices, NEC
17,400	Onto Innovation Inc. *	1,270,896	1.16%
Millwood, Veneer, Plywood, & Structural Wood Members
15,200	American Woodmark Corporation *	1,241,688	1.13%
Mining & Quarrying of Nonmetallic Minerals (No Fuels)
20,000	Summit Materials, Inc. - Class A *	697,000	0.64%
Miscellaneous Manufacturing Industries
46,100	Hillenbrand, Inc.	2,032,088	1.85%
Optical Instruments & Lenses
22,300	II-VI Incorporated *	1,618,757	1.48%
Plastics Products
9,400	Entegris, Inc.	1,155,918	1.06%
Printed Circuit Boards
26,300	Jabil Circuit, Inc.	1,528,556
42,400	TTM Technologies, Inc. *	606,320
		2,134,876	1.95%
Retail - Catalog & Mail-Order Houses
10,200	Insight Enterprises, Inc. *	1,020,102	0.93%
Retail - Eating & Drinking Places
6,700	Cannae Holdings, Inc. *	227,197	0.21%
Retail - Family Clothing Stores
68,900	American Eagle Outfitters, Inc.	2,585,817	2.36%
Retail - Lumber & Other Building Materials Dealers
97,300	Builders FirstSource, Inc. *	4,150,818	3.79%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 12

Paradigm Select Fund

		Schedule of Investments
		June 30, 2021 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Retail - Radio, TV & Consumer Electronics Stores
28,800	Best Buy Co., Inc.	$3,311,424	3.02%
Retail - Retail Stores, NEC
12,500	IAC/InterActiveCorp. *	1,927,125	1.76%
Retail - Shoe Stores
24,800	Foot Locker, Inc.	1,528,424	1.39%
Savings Institution, Federally Chartered
7,800	Capitol Federal Financial, Inc.	91,884	0.08%
Search, Detection, Navigation, Guidance, Aeronautical Systems
22,000	Garmin Ltd. (Switzerland)	3,182,080	2.90%
Semiconductors & Related Devices
40,000	FormFactor, Inc. *	1,458,400
74,600	Kulicke & Soffa Industries Inc. (Singapore)	4,565,520
77,125	Marvell Technology Group Ltd. (Bermuda)	4,498,701
33,400	MaxLinear, Inc. - Class A *	1,419,166
12,800	Qorvo, Inc. *	2,504,320
18,900	Skyworks Solutions, Inc.	3,624,075
		18,070,182	16.49%
Services - Computer Integrated Systems Design
45,000	Allscripts Healthcare Solutions, Inc. *	832,950	0.76%
Services - Computer Programming, Data Processing, Etc.
20,383	Vimeo, Inc. *	998,767	0.91%
Services - Help Supply Services
60,325	Kelly Services, Inc. - Class A	1,445,990
43,950	Kforce Inc.	2,765,774
		4,211,764	3.84%
Services - Hospitals
10,200	Magellan Health Services Inc. *	960,840	0.88%
Services - Personal Services
16,382	Match Group, Inc. *	2,641,597	2.41%
Services - Prepackaged Software
1,809	Black Knight, Inc. *	141,066
21,800	Progress Software Corporation	1,008,250
		1,149,316	1.05%
Steel Pipe & Tubes
15,750	Allegheny Technologies Incorporated *	328,387	0.30%
Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
13,800	Carpenter Technology Corporation	555,036	0.51%
Surgical & Medical Instruments & Apparatus
62,100	Globus Medical, Inc. - Class A *	4,814,613	4.39%
Telegraph & Other Message Communications
23,400	j2 Global, Inc. *	3,218,670	2.94%
Telephone & Telegraph Apparatus
10,700	Fabrinet * (Thailand)	1,025,809	0.94%
Title Insurance
5,900	Fidelity National Financial, Inc.	256,414	0.23%
Wholesale - Computers & Peripheral Equipment & Software
9,700	SYNNEX Corporation	1,181,072	1.08%
Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
14,200	EnerSys	1,387,766
11,600	WESCO International, Inc.	1,192,712
		2,580,478	2.35%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 13

Paradigm Select Fund

	Schedule of Investments
	June 30, 2021 (Unaudited)
Shares	Fair Value	% of Net Assets
COMMON STOCKS
Wholesale - Lumber & Other Construction Materials
27,100 Boise Cascade Company	$1,581,285	1.44%
Total for Common Stocks (Cost $63,348,499)	100,511,810	91.74%
REAL ESTATE INVESTMENT TRUSTS
8,400 Mid-America Apartment Communities Inc.	1,414,728	1.29%
Total for Real Estate Investment Trusts (Cost $924,583)
MONEY MARKET FUNDS
10,138,039 SEI Daily Income Trust Government Fund CL F 0.01% **	10,138,039	9.26%
Total for Money Market Funds (Cost $10,138,039)
Total Investment Securities	112,064,577	102.29%
(Cost $74,411,121)
Liabilities in Excess of Other Assets	(2,506,289)	-2.29%
Net Assets	$109,558,288	100.00%

** The Yield Rate shown represents the 7-day yield at June 30, 2021. The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 14

Paradigm Micro-Cap Fund

			Schedule of Investments
			June 30, 2021 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Aircraft Parts & Auxiliary Equipment, NEC
80,000	Ducommun Incorporated *	$4,364,800	2.75%
Ball & Roller Bearings
290,000	NN, Inc. *	2,131,500	1.34%
Communications Equipment, NEC
20,000	Vocera Communications, Inc. *	797,000	0.50%
Communications Services, NEC
60,000	Calix, Inc. *	2,850,000	1.80%
Computer Communications Equipment
200,000	A10 Networks, Inc. *	2,252,000
320,000	Extreme Networks, Inc. *	3,571,200
		5,823,200	3.67%
Computer Storage Devices
200,000	Quantum Corporation *	1,378,000	0.87%
Concrete Products, Except Block & Brick
120,000	Forterra, Inc. *	2,821,200	1.78%
Construction - Special Trade Contractors
137,500	Matrix Service Co. *	1,443,750	0.91%
Electromedical & Electrotherapeutic Apparatus
80,000	Cutera, Inc. *	3,922,400	2.47%
Electronic Computers
20,000	Omnicell, Inc. *	3,029,000	1.91%
Footwear (No Rubber)
150,000	Caleres, Inc.	4,093,500	2.58%
Guided Missiles & Space Vehicles & Parts
40,000	Kratos Defense & Security Solutions, Inc. *	1,139,600	0.72%
Industrial Organic Chemicals
5,950	Sensient Technologies Corporation	515,032	0.33%
Instruments For Measurement & Testing of Electricity & Electric Signals
152,650	Cohu, Inc. *	5,615,994	3.54%
Measuring & Controlling Devices, NEC
60,000	Onto Innovation Inc. *	4,382,400	2.76%
Mining & Quarrying of Nonmetallic Minerals (No Fuels)
100,000	Summit Materials, Inc. - Class A *	3,485,000	2.20%
Miscellaneous Manufacturing Industries
5,200	Hillenbrand, Inc.	229,216	0.14%
Motor Vehicle Parts & Accessories
200,000	Modine Manufacturing Company *	3,318,000	2.09%
Office Machines, NEC
400,000	Pitney Bowes Inc.	3,508,000	2.21%
Orthopedic, Prosthetic & Surgical Appliances & Supplies
500,000	Invacare Corporation *	4,035,000	2.54%
Pharmaceutical Preparations
100,000	Flexion Therapeutics, Inc.*	823,000
80,000	Nature's Sunshine Products, Inc.	1,389,600
320,000	OptiNose, Inc. *	995,200
		3,207,800	2.02%
Radio & TV Broadcasting & Communications Equipment
105,000	Comtech Telecommunications Corp.	2,536,800	1.60%
Retail - Apparel & Accessory Stores
30,000	Citi Trends, Inc. *	2,610,000
140,000	Tilly's, Inc. - Class A	2,237,200
109,200	Zumiez Inc. *	5,349,708
		10,196,908	6.43%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 15

Paradigm Micro-Cap Fund

		Schedule of Investments
		June 30, 2021 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Retail - Catalog & Mail-Order Houses
40,000	Insight Enterprises, Inc. *	$4,000,400	2.52%
Retail - Family Clothing Stores
13,300	American Eagle Outfitters, Inc.	499,149	0.31%
Retail - Retail Stores, NEC
180,000	Kirkland's, Inc. *	4,118,400	2.60%
Retail - Shoe Stores
6,700	Foot Locker, Inc.	412,921	0.26%
Semiconductors & Related Devices
37,922	Everspin Technologies, Inc. *	243,838
40,000	Ichor Holdings, Ltd. *	2,152,000
33,700	Kulicke & Soffa Industries Inc. (Singapore)	2,062,440
120,000	MaxLinear, Inc. - Class A *	5,098,800
150,000	NeoPhotonics Corporation *	1,531,500
100,000	Ultra Clean Holdings, Inc. *	5,372,000
		16,460,578	10.38%
Services - Business Services, NEC
22,400	Tabula Rasa HealthCare, Inc. *	1,120,000	0.71%
Services - Computer Integrated Systems Design
100,000	NextGen Healthcare, Inc. *	1,659,000
600,000	Ribbon Communications Inc. *	4,566,000
		6,225,000	3.92%
Services - Computer Processing & Data Preparation
17,900	Inovalon Holdings, Inc. *	610,032	0.38%
Services - Help Supply Services
55,000	Cross Country Healthcare, Inc. *	908,050
130,500	Kelly Services, Inc. - Class A	3,128,085
		4,036,135	2.54%
Services - Home Health Care Services
19,700	Addus HomeCare Corporation *	1,718,628	1.08%
Services - Hospitals
5,900	Magellan Health Services Inc. *	555,780	0.35%
Services - Prepackaged Software
20,000	CareCloud, Inc. *	168,400
20,000	Cerence Inc. *	2,134,200
10,900	Progress Software Corporation	504,125
		2,806,725	1.77%
Services - Management Services
160,000	R1 RCM Inc. *	3,558,400	2.24%
Services - Skilled Nursing Care Facilities
40,000	The Ensign Group, Inc.	3,466,800	2.19%
Special Industry Machinery (No Metalworking Machinery)
15,100	Kadant Inc.	2,658,959	1.68%
Special Industry Machinery, NEC
100,000	Axcelis Technologies, Inc. *	4,042,000
9,800	Brooks Automation, Inc.	933,744
200,000	Veeco Instruments Inc. *	4,808,000
		9,783,744	6.17%
Surgical & Medical Instruments & Apparatus
20,000	AngioDynamics, Inc. *	542,600
53,700	AtriCure, Inc. *	4,260,021
500,000	Cerus Corporation *	2,955,000
19,600	OrthoPediatrics Corp. *	1,238,328
200,000	SeaSpine Holdings Corporation. *	4,102,000
60,000	SI-BONE, Inc. *	1,888,200
		14,986,149	9.45%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 16

Paradigm Micro-Cap Fund

	Schedule of Investments
	June 30, 2021 (Unaudited)
Shares	Fair Value	% of Net Assets
COMMON STOCKS
Telephone & Telegraph Apparatus
250,000 Infinera Corporation *	$2,550,000	1.61%
Total for Common Stocks (Cost $92,337,509)	154,391,900	97.32%
MONEY MARKET FUNDS
7,102,920 SEI Daily Income Trust Government Fund CL F 0.01% **	7,102,920	4.48%
Total for Money Market Funds (Cost $7,102,920)
Total Investment Securities	161,494,820	101.80%
(Cost $99,440,429)
Liabilities in Excess of Other Assets	(2,849,909)	-1.80%

Net Assets	$158,644,911	100.00%

* Non-Income Producing Securities. ** The Yield Rate shown represents the 7-day yield at June 30, 2021. The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 17

Paradigm Funds

Statements of Assets and Liabilities (Unaudited)	Value	Select
June 30, 2021	Fund	Fund

Assets:
Investment Securities at Fair Value*	$73,861,114	$112,064,577
Receivable for Fund Shares Sold	660	1,228,732
Dividends Receivable	52,448	29,260
Total Assets	73,914,222	113,322,569
Liabilities:
Payable for Fund Shares Redeemed	35,314	6,171
Payable for Securities Purchased	-	3,661,886
Payable to Advisor	89,899	96,224
Total Liabilities	125,213	3,764,281
Net Assets	$73,789,009	$109,558,288
Net Assets Consist of:
Paid In Capital	$27,255,766	$70,715,671
Total Distributable Earnings	46,533,243	38,842,617
Net Assets	$73,789,009	$109,558,288

Net Asset Value, Offering and Redemption Price (Note 2)	$70.73	$68.37

* Investments at Identified Cost	$29,384,110	$74,411,121

Shares Outstanding (Unlimited number of shares	1,043,248	1,602,529
authorized without par value)

Statements of Operations (Unaudited)
For the six month period ended June 30, 2021

Investment Income:
Dividends (Net of foreign taxes of $0 and $0, respectively)	$249,603	$334,934
Total Investment Income	249,603	334,934
Expenses:
Investment Advisor Fees	504,711	654,338
Total Expenses	504,711	654,338
Less: Expenses Waived	-	(152,679)
Net Expenses	504,711	501,659

Net Investment Loss	(255,108)	(166,725)

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	2,332,432	1,406,519
Net Change in Net Unrealized Appreciation on Investments	12,700,810	14,021,106
Net Realized and Unrealized Gain on Investments	15,033,242	15,427,625

Net Increase in Net Assets from Operations	$14,778,134	$15,260,900

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 18

Paradigm Funds

Statements of Assets and Liabilities (Unaudited)	Micro-Cap
June 30, 2021	Fund

Assets:
Investment Securities at Fair Value*	$161,494,820
Receivable for Fund Shares Sold	64,195
Receivable for Securities Sold	131,855
Dividends Receivable	146,867
Total Assets	161,837,737
Liabilities:
Payable for Fund Shares Redeemed	2,861,552
Payable for Securities Purchased	168,248
Payable to Advisor	163,026
Total Liabilities	3,192,826
Net Assets	$158,644,911
Net Assets Consist of:
Paid In Capital	$90,035,700
Total Distributable Earnings	68,609,211
Net Assets	$158,644,911

Net Asset Value, Offering and Redemption Price (Note 2)	$54.40

* Investments at Identified Cost	$99,440,429

Shares Outstanding (Unlimited number of shares	2,916,375
authorized without par value)

Statements of Operations (Unaudited)
For the six month period ended June 30, 2021

Investment Income:
Dividends (Net of foreign taxes $945)	$352,712
Total Investment Income	352,712
Expenses:
Investment Advisor Fees	859,407
Total Expenses	859,407

Net Investment Loss	(506,695)

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	7,123,077
Net Change in Net Unrealized Appreciation on Investments	21,803,229
Net Realized and Unrealized Gain on Investments	28,926,306

Net Increase in Net Assets from Operations	$28,419,611

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 19

Paradigm Funds

Statements of Changes in Net Assets	Value Fund		Select Fund
	(Unaudited)		(Unaudited)
	1/1/2021	1/1/2020	1/1/2021	1/1/2020
	to	to	to	to
	6/30/2021	12/31/2020	6/30/2021	12/31/2020
From Operations:
Net Investment Loss	$(255,108)	$(146,657)	$(166,725)	$(101,808)
Net Realized Gain on Investments	2,332,432	1,435,884	1,406,519	113,469
Net Change in Unrealized Appreciation on Investments	12,700,810	6,522,803	14,021,106	12,411,484
Net Increase in Net Assets from Operations	14,778,134	7,812,030	15,260,900	12,423,145
From Distributions to Shareholders:	-	(1,228,695)	-	(69,691)
From Capital Share Transactions:
Proceeds From Sale of Shares	5,034,097	2,859,071	39,377,482	23,201,635
Proceeds from Redemption Fees (Note 2)	7,889	9,154	102,069	14,670
Shares Issued on Reinvestment of Dividends	-	1,209,967	-	68,550
Cost of Shares Redeemed	(3,723,994)	(7,857,656)	(10,152,662)	(7,411,368)
Net Increase (Decrease) from Shareholder Activity	1,317,992	(3,779,464)	29,326,889	15,873,487
Net Increase in Net Assets	16,096,126	2,803,871	44,587,789	28,226,941

Net Assets at Beginning of Period	57,692,883	54,889,012	64,970,499	36,743,558

Net Assets at End of Period	$73,789,009	$57,692,883	$109,558,288	$64,970,499

Share Transactions:
Issued	75,832	67,428	612,782	500,794
Reinvested	-	21,469	-	1,207
Redeemed	(57,573)	(187,888)	(155,884)	(172,257)
Net Increase (Decrease) in Shares	18,259	(98,991)	456,898	329,744
Shares Outstanding Beginning of Period	1,024,989	1,123,980	1,145,631	815,887
Shares Outstanding End of Period	1,043,248	1,024,989	1,602,529	1,145,631

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 20

Paradigm Funds

Statements of Changes in Net Assets	Micro-Cap Fund
	(Unaudited)
	1/1/2021	1/1/2020
	to	to
	6/30/2021	12/31/2020
From Operations:
Net Investment Loss	$(506,695)	$(311,808)
Net Realized Gain on Investments	7,123,077	5,453,981
Net Change in Unrealized Appreciation on Investments	21,803,229	24,734,136
Net Increase in Net Assets from Operations	28,419,611	29,876,309

From Distributions to Shareholders:	-	(4,809,017)

From Capital Share Transactions:
Proceeds From Sale of Shares	40,534,981	6,051,874
Proceeds from Redemption Fees (Note 2)	25,924	422
Shares Issued on Reinvestment of Dividends	-	4,769,164
Cost of Shares Redeemed	(8,740,944)	(989,129)
Net Increase from Shareholder Activity	31,819,961	9,832,331
Net Increase in Net Assets	60,239,572	34,899,623

Net Assets at Beginning of Period	98,405,339	63,505,716

Net Assets at End of Period	$158,644,911	$98,405,339

Share Transactions:
Issued	802,096	149,576
Reinvested	-	110,500
Redeemed	(167,332)	(33,142)
Net Increase in Shares	634,764	226,934
Shares Outstanding Beginning of Period	2,281,611	2,054,677
Shares Outstanding End of Period	2,916,375	2,281,611

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 21

Paradigm Value Fund

Financial Highlights - Paradigm Value Fund
	(Unaudited)
Selected data for a share outstanding	1/1/2021		1/1/2020	1/1/2019		1/1/2018	1/1/2017	1/1/2016
throughout the period:	to		to	to		to	to	to
	6/30/2021		12/31/2020	12/31/2019		12/31/2018	12/31/2017	12/31/2016
Net Asset Value - Beginning of Year	$56.29		$48.83	$41.94		$48.96	$48.10	$43.02
Net Investment Income (Loss) (a)	(0.25)		(0.14)	0.05		(0.10)	(0.08)	(0.02)
Net Gain (Loss) on Investments (Realized and Unrealized)	14.68		8.81	9.29		(0.98)	6.89	7.46
Total from Investment Operations	14.43		8.67	9.34		(1.08)	6.81	7.44
Distributions (From Net Investment Income)	-		(0.04)	(0.02)		-	-	-
Distributions (From Capital Gains)	-		(1.18)	(2.43)		(5.95)	(5.96)	(2.36)
Total Distributions	-		(1.22)	(2.45)		(5.95)	(5.96)	(2.36)
Proceeds from Redemption Fee (Note 2)	0.01		0.01	-	+	0.01	0.01	-	+
Net Asset Value - End of Period	$70.73		$56.29	$48.83		$41.94	$48.96	$48.10
Total Return (b)	25.65%	*	17.78%	22.27%		(2.07)%	14.06%	17.29%

Ratios/Supplemental Data
Net Assets - End of Year (Thousands)	$73,789		$57,693	$54,889		$51,431	$59,173	$62,096

Before Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	**	1.50%	1.50%		1.50%	1.66%	2.00%
After Reimbursement
Ratio of Expenses to Average Net Assets (c)	1.50%	**	1.50%	1.50%		1.50%	1.50%	1.50%
Ratio of Net Investment Income (Loss) to Average
Net Assets (c)	(0.76)%	**	(0.32)%	0.12%		(0.18)%	(0.15)%	(0.06)%

Portfolio Turnover Rate	6.02%	*	11.64%	12.31%		20.54%	24.12%	12.68%

Paradigm Select Fund

Financial Highlights - Paradigm Select Fund
	(Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2021		1/1/2020		1/1/2019		1/1/2018	1/1/2017	1/1/2016
	to		to		to		to	to	to
	6/30/2021		12/31/2020		12/31/2019		12/31/2018	12/31/2017	12/31/2016
Net Asset Value - Beginning of Year	$56.71		$45.04		$32.75		$37.44	$33.49	$29.09
Net Investment Income (Loss) (a)	(0.12)		(0.11)		0.01		0.01	(0.05)	(0.04)
Net Gain (Loss) on Investments (Realized and Unrealized)	11.71		11.83		12.54		(3.74)	5.42	4.69
Total from Investment Operations	11.59		11.72		12.55		(3.73)	5.37	4.65
Distributions (From Net Investment Income)	-		-	+	(0.01)		-	-	(0.01)
Distributions (From Capital Gains)	-		(0.06)		(0.25)		(0.96)	(1.46)	(0.24)
Total Distributions	-		(0.06)		(0.26)		(0.96)	(1.46)	(0.25)
Proceeds from Redemption Fee (Note 2)	0.07		0.01		-	+	-	0.04	-	+

Net Asset Value - End of Period	$68.37		$56.71		$45.04		$32.75	$37.44	$33.49
Total Return (b)	20.56%	*	26.05%		38.32%		(9.93)%	16.12%	15.98%
Ratios/Supplemental Data
Net Assets - End of Year (Thousands)	$109,558		$64,970		$36,744		$23,323	$25,262	$22,869

Before Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	**	1.50%		1.50%		1.50%	1.50%	1.50%
After Reimbursement
Ratio of Expenses to Average Net Assets (c)	1.15%	**	1.15%		1.15%		1.15%	1.15%	1.15%
Ratio of Net Investment Income (Loss) to Average
Net Assets (c)	(0.38)%	**	(0.26)%		0.03%		0.03%	(0.13)%	(0.14)%

Portfolio Turnover Rate	4.98%	*	11.10%		15.27%		20.28%	21.49%	31.47%

* Not Annualized.
** Annualized.
(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(c) Such percentages reflect an expense waiver by the Advisor. See Note 4.
+ Amount calculated is less than $0.005/0.005% .

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 22

Paradigm Micro-Cap Fund

Financial Highlights - Paradigm Micro-Cap Fund
	(Unaudited)
Selected data for a share outstanding throughout the period:	1/1/2021		1/1/2020		1/1/2019		1/1/2018		1/1/2017		1/1/2016
	to		to		to		to		to		to
	6/30/2021		12/31/2020		12/31/2019		12/31/2018		12/31/2017		12/31/2016
Net Asset Value - Beginning of Year	$43.13		$30.91		$25.26		$32.40		$29.89		$24.32
Net Investment Loss (a)	(0.19)		(0.15)		(0.02)		(0.23)		(0.31)		(0.18)
Net Gain (Loss) on Investments (Realized and Unrealized)	11.45		14.63		5.67		(3.35)		5.05		6.83
Total from Investment Operations	11.26		14.48		5.65		(3.58)		4.74		6.65
Distributions (From Net Investment Income)	-		-		-		-		-		-
Distributions (From Capital Gains)	-		(2.26)		-	+	(3.56)		(2.23)		(1.08)
Total Distributions	-		(2.26)		-		(3.56)		(2.23)		(1.08)
Proceeds from Redemption Fee (Note 2)	0.01		-	+	-		-	+	-	+	-	+
Net Asset Value - End of Period	$54.40		$43.13		$30.91		$25.26		$32.40		$29.89
Total Return (b)	26.13%	*	46.85%		22.38%		(10.96)%		15.79%		27.33%

Ratios/Supplemental Data
Net Assets - End of Year (Thousands)	$158,645		$98,405		$63,506		$44,346		$49,424		$51,670
Ratio of Expenses to Average Net Assets	1.25%	**	1.25%		1.25%		1.25%		1.25%		1.25%
Ratio of Net Investment Loss to Average
Net Assets	(0.74)%	**	(0.48)%		(0.06)%		(0.67)%		(0.96)%		(0.67)%
Portfolio Turnover Rate	17.29%	*	81.04%		86.09%		111.47%		125.90%		88.88%

* Not Annualized.
** Annualized.
(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
+ Amount calculated is less than $0.005.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 23

NOTES TO FINANCIAL STATEMENTS PARADIGM FUNDS June 30, 2021 (Unaudited)

1.) ORGANIZATION
Paradigm Funds (the “Trust”) is an open-end management investment company that was organized in Ohio as a business trust on September 13, 2002 that offers shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Paradigm Value Fund (“Value”) commenced operations on January 1, 2003. Value’s investment objective is long-term capital appreciation. The Paradigm Select Fund (“Select”) commenced operations on January 1, 2005. Select’s investment objective is long-term capital appreciation. The Paradigm Micro-Cap Fund (“Micro-Cap”) commenced operations on January 1, 2008. Micro-Cap’s investment objective is long-term capital appreciation. Under normal circumstances, Micro-Cap invests at least 80% of its net assets in the common stocks of U.S. micro-cap companies. Value, Select and Micro-Cap are all diversified funds. The advisor to Value, Select and Micro-Cap (each a “Fund” and collectively the “Funds”) is Paradigm Funds Advisor LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the significant accounting policies described in this section.

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTIONS AND OTHER: Security transactions are recorded based on the trade date for financial statement reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income, if any, is recognized on an accrual basis. The Funds use specific identification in computing gain or loss on sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

SHARE VALUATION: Each Fund’s net asset value (the “NAV”) is calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each Fund is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days or less of purchase. During the six month period ended June 30, 2021 proceeds from redemption fees were $7,889, $102,069 and $25,924 for Value, Select and Micro-Cap, respectively.

INCOME TAXES: The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as

2021 Semi-Annual Report 24

Notes to Financial Statements (Unaudited) - continued

U.S. Federal and New York State tax authorities; the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six month period ended June 30, 2021, the Funds did not incur any interest or penalties.

ESTIMATES: The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

3.) SECURITIES VALUATIONS
The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ best information about the assumptions a market participant would use in valuing the assets or liabilities.

The availability of inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Funds’ major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts) Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Advisor’s opinion, the last bid price does not accurately reflect the fair value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy, and if an equity security is valued by the pricing service at its last bid, it is generally categorized in level 2 of the fair value hierarchy. When market quotations are not readily available, when the Advisor determines the last

2021 Semi-Annual Report 25

Notes to Financial Statements (Unaudited) - continued

bid price does not accurately reflect the fair value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Trust’s Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the Funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following tables summarize the inputs used to value each Fund’s assets measured at fair value as of June 30, 2021:

Value:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$67,499,799	$ -	$ -	$67,499,799
Real Estate Investment Trusts	1,962,093	-	-	1,962,093
Money Market Funds	4,399,222	-	-	4,399,222
Total	$73,861,114	$ -	$ -	$73,861,114

Select:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$100,511,810	$ -	$ -	$100,511,810
Real Estate Investment Trusts	1,414,728	-	-	1,414,728
Money Market Funds	10,138,039	-	-	10,138,039
Total	$112,064,577	$ -	$ -	$112,064,577

Micro-Cap:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$154,391,900	$ -	$ -	$154,391,900
Money Market Funds	7,102,920	-	-	7,102,920
Total	$161,494,820	$ -	$ -	$161,494,820

The Funds did not hold any level 3 assets during the six month period ended June 30, 2021.

The Funds did not invest in derivative instruments during the six month period ended June 30, 2021.

4.) INVESTMENT ADVISORY AGREEMENTS
The Trust, with respect to each of the Funds, has an investment advisory agreement (collectively, the “Management Agreements”) with the Advisor. Under the terms of the Management Agreements, the Advisor manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. Under the Management Agreements, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds. The Advisor pays all operating expenses of the Funds with the exception of taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short) and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trustees and Trust officers with respect thereto. The Funds will also pay expenses that they are authorized to pay pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (none are currently authorized). The Advisor also pays the salaries and fees of all of its officers and employees that serve as Trustees and Trust Officers. For its services and payment of certain Fund expenses as described below, the Advisor receives an annual investment management fee of 1.50%, 1.50% and 1.25% of the average daily net assets from Value, Select and Micro-

2021 Semi-Annual Report 26

Notes to Financial Statements (Unaudited) - continued

Cap, respectively. The Advisor’s investment management fee is accrued daily and is typically paid monthly. As a result of the above calculations, for the six month period ended June 30, 2021, the Advisor earned management fees (before the waivers described below) totaling $504,711, $654,338 and $859,407 for Value, Select and Micro-Cap, respectively. At June 30, 2021, $89,899, $96,224 and $163,026 was due to the Advisor from Value, Select and Micro-Cap, respectively. The Advisor has contractually agreed to waive management fees and/or reimburse the expenses of Select to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and indirect costs of investing in acquired funds) at 1.15% of daily net assets through April 30, 2022. The Advisor waived $152,679 for the six month period ended June 30, 2021 for Select pursuant to its contractual agreement. There is no recapture provision to this waiver.

5.) RELATED PARTY TRANSACTIONS
Certain officers and shareholders of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management fees paid to the Advisor from the Funds.

The Trustees who are not interested persons of the Funds were each paid $4,000, for a total of $16,000, in Trustees fees for the six month period ended June 30, 2021 for the Trust. Under the Management Agreements, the Advisor pays these fees.

6.) INVESTMENTS
For the six month period ended June 30, 2021, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were as follows:

	Value	Select	Micro-Cap
Purchases	$3,814,265	$30,435,835	$54,573,105
Sales	$5,438,382	$3,979,155	$21,918,672

There were no purchases or sales of U.S. Government obligations.

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940, as amended. At June 30, 2021, National Financial Services, LLC, located at 200 Liberty Street, New York, New York, for the benefit of its customers, held, in aggregate, 28.85% of Value, and therefore also may be deemed to control Value. Candace King Weir, beneficial owner located at 9 Elk Street, Albany, New York 12207, held, in aggregate, 36.52% of Select, and therefore may be deemed to control Select. Candace King Weir, beneficial owner located at 9 Elk Street, Albany, New York 12207, held, in aggregate, 65.40% of Micro-Cap, and therefore may be deemed to control Micro-Cap.

8) TAX MATTERS
For federal income tax purposes, at June 30, 2021 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Value	Select	Micro-Cap
Cost of Investments	$29,384,110	$74,411,121	$99,440,429

Gross Unrealized Appreciation	$44,750,454	$38,706,611	$64,362,491
Gross Unrealized Depreciation	($273,450)	($1,053,155)	($2,308,100)
Net Unrealized Appreciation
(Depreciation) on Investments	$44,477,004	$37,653,456	$62,054,391

The tax character of distributions paid during the six month period ended June 30, 2021 and the fiscal year ended December 31, 2020 were as follows:

2021 Semi-Annual Report 27

Notes to Financial Statements (Unaudited) - continued

	Six Months Ended	Fiscal Year Ended
	June 30, 2021	December 31, 2020
PARADIGM VALUE FUND
Ordinary Income	$ –	$ 93,979
Long-term Capital Gain	–	1,134,716
	$ –	$1,228,695

PARADIGM SELECT FUND
Ordinary Income	$ –	$ 3,872
Long-term Capital Gain	–	65,819
	$ –	$ 69,691

PARADIGM MICRO-CAP FUND
Ordinary Income	$ –	$4,809,017
Long-term Capital Gain	–	–
	$ –	$4,809,017

9.) CONCENTRATION OF SECTOR RISK
If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of June 30, 2021, Value had 44% of the value of its net assets invested in stocks within the Information Technology sector; Select had 47% of the value of its net assets invested in stocks within the Information Technology sector; and Micro-Cap had 41% and 27% of the value of its net assets invested in stocks within the Information Technology sector and the Health Care sector, respectively.

10.) COVID-19 RISKS|
Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on a Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coron-avirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

11.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2021 Semi-Annual Report 28

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2021 Semi-Annual Report 29

DISCLOSURE OF EXPENSES (Unaudited)

The ongoing costs to shareholders associated with each Fund consist solely of management fees. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Funds’ transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. If shares are redeemed within 90 days of purchase from the Funds, the shares are subject to a 2% redemption fee. The following example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Funds on January 1, 2021 and held through June 30, 2021.

The first line of each table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in the Funds and other funds. In order to do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the annual maintenance fee charged to IRA accounts, redemption fees, or exchange fees. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PARADIGM VALUE FUND

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	January 1, 2021
	January 1, 2021	June 30, 2021	to June 30, 2021

Actual	$1,000.00	$1,256.53	$8.39

Hypothetical	$1,000.00	$1,017.36	$7.50
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

PARADIGM SELECT FUND

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	January 1, 2021
	January 1, 2021	June 30, 2021	to June 30, 2021

Actual	$1,000.00	$1,205.61	$6.29

Hypothetical	$1,000.00	$1,019.09	$5.76
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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Disclosure of Expenses (Unaudited) - continued

PARADIGM MICRO-CAP FUND

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	January 1, 2021
	January 1, 2021	June 30, 2021	to June 30, 2021

Actual	$1,000.00	$1,261.30	$7.01

Hypothetical	$1,000.00	$1,018.60	$6.26
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2021 Semi-Annual Report 31

ADDITIONAL INFORMATION June 30, 2021

APPROVAL AND RENEWAL OF INVESTMENT ADVISORY AGREEMENTS

At a meeting of the Board of Trustees held on February 17, 2021 (the “Meeting”) the Board of Trustees (the “Trustees” or the “Board”) considered the continuance of the Management Agreements (the “Agreements” or “Management Agreements”) with Paradigm Funds Advisor LLC (the “Advisor”) for the Paradigm Value Fund (“Value Fund”), the Paradigm Select Fund (“Select Fund”), and the Paradigm Micro-Cap Fund (“Micro-Cap Fund”) (each a “Fund”, or collectively, the “Funds”). Legal counsel reviewed the memorandum provided by Thompson Hine LLP outlining the duties of mutual fund trustees with respect to the renewal of investment advisory contracts, and explained that, in consideration of the continuance of the management agreements, the Board should review information reasonably necessary to evaluate the terms of the contracts and determine whether each was fair to each Fund and its shareholders. She also explained that the Advisor had provided information to the Trustees for evaluation of the continuance of the Agreements.

In renewing the Agreements, the Board of Trustees received materials from the Advisor (the “Report”) addressing the following factors: (i) the investment performance of the Funds and the Advisor; (ii) the nature, extent and quality of the services provided by the Advisor to the Funds; (iii) the cost of the services to be provided and the profits to be realized by the Advisor and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale for the benefit of shareholders.

As to the performance of the Funds, the Report included information regarding the performance of each Fund compared to a group of funds of similar size, style and objective (the “Peer Group”). Performance data was through the period ended December 31, 2020. The Report also included comparative performance information for comparable major indexes, each Fund’s Morningstar category average, and other accounts managed by the Advisor.

The Trustees discussed each Fund’s performance in relation to the applicable Fund’s Peer Group average, the Morningstar category average and the comparative index for certain periods for each Fund, as detailed in the Report. The Trustees discussed with representatives of the Advisor the factors underlying the performance of the Funds over various time periods, noting that the relative performance of each Fund over the various time periods was generally in line with or exceeded that of its benchmark index. The Trustees noted that each Fund outperformed its benchmark index over the one-year period ended December 31, 2020. The Trustees further noted the importance of the Advisor’s sector allocations. The Trustees stated that they were confident in the strength of the Advisor’s investment management process. The Trustees noted the Advisor’s explanations for the recent performance of each Fund and concluded, after careful review of the investment process and further discussion with the portfolio managers, that each Fund’s performance was consistent with performance expectations.

As to the nature, extent and quality of the services provided by the Advisor, the Trustees analyzed the Advisor’s experience and capabilities. They discussed the information provided regarding operational matters such as the Advisor’s research and investment personnel. They also discussed the portfolio managers’ backgrounds and investment management experience, and the impact of the COVID pandemic on the Advisors operations. They reviewed the Advisor’s financial information and discussed the firm’s ability to meet its obligations under the Agreements. The Board concluded that the nature and extent of the services provided by the Advisor were consistent with the Board’s expectations, and that the quality of services, particularly those provided by the portfolio managers, was more than satisfactory. The Trustees also concluded that the Advisor had the resources to provide quality advisory services to the Funds.

As to the costs of the services provided, the Board reviewed the fees received by the Advisor under the Agreements compared to the applicable Peer Group and category average. The Trustees noted that each Fund paid a unitary management fee under which the Advisor provided advisory services and certain administrative and governance functions and paid Fund expenses. They reviewed the unitary management fee of 1.50% of average daily net assets for the Value Fund and Select Fund, and 1.25% of average daily net assets of the Micro-Cap Fund. As a result of the unitary fee structure, the Trustees agreed that comparison of each Fund’s advisory fee to the expense ratios of comparable funds was most relevant to the Board deliberations. They discussed that the Report noted that the Value Fund’s audited expense ratio of 1.50% was found to be higher than the category average of 1.11% and its Peer Group’s average expense ratio of 1.16% but within the range of its Peer Group; that the Select Fund’s audited expense ratio of 1.15% was higher than its Morningstar category average of 1.11% and its Peer Group’s average expense ratio of 1.10% but within the range of its Peer Group; and that the Micro-Cap Fund’s audited expense ratio of 1.25% was lower than its Peer Group’s average expense ratio of 1.26%

2021 Semi-Annual Report 32

Additional Information (Unaudited) - continued

and higher than its Morningstar category average of 1.11% . The Trustees noted that, while the fees may be higher, in some cases, than the peer group averages and/or the Morningstar category averages in each case, they appeared reasonable when compared to the benchmarks’ range of fees. The Board noted that while the Advisor did not manage any other accounts, Paradigm Capital Management, Inc., an affiliate of the Advisor, provided services to hedge funds for which it received an annual fee of 0.75% plus a performance fee; institutional accounts for which it received fees ranging from 0.55% to 1.00%; and separately managed accounts for high net-worth clients for which it received fees ranging from 0.50% to 1.50% . After a discussion, the Trustees concluded that the management fees paid with respect to each Fund were not unreasonable. The Board noted that the Advisor had contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Select Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in acquired funds) at 1.15% of its average daily net assets through April 30, 2021, thereby benefiting shareholders.

As for the profits realized by the Advisor, the Trustees reviewed a profit and loss analysis prepared by the Advisor that disclosed the direct and indirect expenses paid by the Advisor on behalf of each Fund, the total revenue derived by the Advisor from each Fund and the pre-tax operating margin of the Advisor with respect to each Fund for the calendar year ended December 31, 2020. The Trustees also reviewed a broad industry analysis of mutual fund profitability prepared by an independent third party, which showed the operating margins realized by the Advisor were well within the range reported in the analysis. The Funds’ chief compliance officer confirmed to the Trustees that no Fund portfolio securities were traded through the Advisor’s affiliated broker-dealer and that all trades were made on the basis of best price and execution. The Trustees concluded that the Advisor was not excessively profitable from its relationship with any of the Funds.

As for economies of scale, the Trustees discussed and considered information regarding whether economies of scale had been realized with respect to the management of the Funds, whether the Funds had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered that the Funds’ shareholders experienced benefits from the fact that the Advisor was obligated to pay certain of the Funds’ operating expenses, which had the effect of limiting the overall fees paid by the Funds. The Board also noted that the Advisor had contractually agreed to waive management fees and reimburse expenses for the Select Fund, thereby benefiting shareholders. The Trustees agreed that, at current asset levels, further fee concessions were not justified and the unitary fee structure provided the benefits of economies of scale despite the relatively small size of the Funds.

In considering the continuance of the Management Agreements between the Trust and the Advisor, the disinterested Trustees did not identify any factor as all-important or all-controlling and instead considered these factors collectively in light of each Fund’s surrounding circumstances. Additionally, as part of its deliberations, the Trustees also considered and relied upon the information about the Funds that had been provided to them throughout the year in connection with their regular Board meetings at which they engage in the ongoing oversight of the Funds and their operations. Next, the disinterested Trustees met in executive session with Fund counsel to discuss the continuation of the Agreements. The other meeting participants were excused during this discussion.

Upon the return of the other meeting participants, the Trustees conveyed their consensus, including the disinterested Trustees, that renewal of the Management Agreements was in the best interests of each Fund and its shareholders.

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS (Unaudited)

The Funds publicly file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

PROXY VOTING GUIDELINES (Unaudited)

Paradigm Funds Advisor LLC is responsible for exercising the voting rights associated with the securities held by the Funds. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Funds’ website at www.paradigm-funds.com. It is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

2021 Semi-Annual Report 33

Additional Information (Unaudited) - continued

Information regarding how the Funds voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number(1-800-239-0732). This information is also available on the SEC’s website at http://www.sec.gov.

ADDITIONAL INFORMATION

You will find more information about the Funds at www.paradigm-funds.com. For shareholder inquiries, please call toll-free in the U.S. at 1-800-239-0732.

LIQUIDITY RISK MANAGEMENT PROGRAM

During the six-month period ended June 30, 2021, the Board reviewed the Funds’ liquidity risk management program, adopted pursuant to Rule 22e-4 under the Investment Company Act. The program is overseen by the Advisor, who has delegated certain responsibilities for managing the program to a liquidity program administrator (the “LPA”). The LPA reported that it had assessed, managed and reviewed the program for the Funds taking into consideration several factors including the liquidity of each Fund’s portfolio investments and the market, trading or investment specific considerations that may reasonably affect a security’s classification as a liquid investment. The LPA certified that the program was adequate, effectively implemented and needed no changes at that time.

2021 Semi-Annual Report 34

Board of Trustees
Carl A. Florio
Gary Greenhouse
Peter H. Heerwagen
Candace King Weir
William P. Phelan
George M. Philip

Investment Advisor
Paradigm Funds Advisor LLC
Nine Elk Street
Albany, NY 12207-1002

Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services
8000 Town Centre Dr., Suite 400
Broadview Heights, OH 44147

Fund Administrator
Premier Fund Solutions, Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

This report is provided for the general information of the shareholders of the Paradigm
Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Paradigm Funds

By: /s/Candace King Weir Candace King Weir President

Date: August 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Candace King Weir Candace King Weir President

Date: August 30, 2021

By: /s/Robert A. Benton Robert A. Benton Chief Financial Officer

Date: September 1, 2021